Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 12,512	$ 13,169	$ 14,971	$ 17,477	$ 19,668
Provision for credit losses	3,770	2,442	1,395	2,309	7,217
Interest income on certain impaired loans	(205)	(198)	(211)	(264)	(315)
Loan charge-offs	(5,247)	(4,454)	(4,724)	(6,410)	(10,973)
Loan recoveries	1,727	1,562	1,779	1,901	1,939
Net loan charge-offs	(3,520)	(2,892)	(2,945)	(4,509)	(9,034)
Other	(17)	(9)	(41)	(42)	(59)
Allowance for credit losses, ending balance	12,540	12,512	13,169	14,971	17,477
Components:
Allowance for loan losses						$ 11,419	$ 11,545	$ 12,319	$ 14,502	$ 17,060
Allowance for unfunded credit commitments						1,121	967	850	469	417
Total allowance for credit losses	$ 12,512	$ 13,169	$ 14,971	$ 17,477	$ 19,668	$ 12,540	$ 12,512	$ 13,169	$ 14,971	$ 17,477
Net loan charge-offs as a percentage of average total loans	0.37%	0.33%	0.35%	0.56%	1.17%
Allowance for loan losses as a percentage of total loans						1.18%	1.26%	1.43%	1.76%	2.13%
Allowance for credit losses as a percentage of total loans						1.30%	1.37%	1.53%	1.82%	2.19%
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 6,872	$ 6,377
Provision for credit losses	1,644	908
Interest income on certain impaired loans	(45)	(17)
Loan charge-offs	(1,488)	(811)	$ (717)	$ (991)	$ (2,001)
Loan recoveries	428	424	673	776	779
Net loan charge-offs	(1,060)	(387)
Other	(17)	(9)
Allowance for credit losses, ending balance	7,394	6,872	6,377
Components:
Total allowance for credit losses	6,872	6,377	6,377			$ 7,394	$ 6,872	$ 6,377
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,419)	(734)	(627)	(739)	(1,404)
Loan recoveries	263	252	369	396	472
Commercial Real Estate Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(27)	(59)	(66)	(190)	(382)
Loan recoveries	116	127	160	226	163
Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1)	(4)	(9)	(28)	(191)
Loan recoveries	38	37	136	137	124
Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(41)	(14)	(15)	(34)	(24)
Loan recoveries	11	8	8	17	20
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	5,640	6,792
Provision for credit losses	2,126	1,534
Interest income on certain impaired loans	(160)	(181)
Loan charge-offs	(3,759)	(3,643)	(4,007)	(5,419)	(8,972)
Loan recoveries	1,299	1,138	1,106	1,125	1,160
Net loan charge-offs	(2,460)	(2,505)
Other	0	0
Allowance for credit losses, ending balance	5,146	5,640	6,792
Components:
Total allowance for credit losses	5,640	6,792	6,792			$ 5,146	$ 5,640	$ 6,792
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(452)	(507)	(721)	(1,439)	(3,020)
Loan recoveries	373	245	212	246	157
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(495)	(635)	(864)	(1,579)	(3,437)
Loan recoveries	266	259	238	269	260
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,259)	(1,116)	(1,025)	(1,022)	(1,105)
Loan recoveries	207	175	161	127	188
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(845)	(742)	(729)	(625)	(651)
Loan recoveries	325	325	349	322	364
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(708)	(643)	(668)	(754)	(759)
Loan recoveries	$ 128	$ 134	$ 146	$ 161	$ 191